UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/04

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DAVID GRAUL
Address: 2071 CHAIN BRIDGE ROAD

         VIENNA, VA 22182

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     CATHERINE HOUSER
Title:    VP & TOM
Phone:    304-424-8751
Signature, Place, and Date of Signing:

    DAVID GRAUL  VIENNA, VA    OCTOBER 04, 2004


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:       31

Form 13F Information Table Entry Total:         $8,047



List of Other Included Managers:

NONE


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
                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --- ---  --- ---- ------- ------------- ------- --------- ------
AMERICAN TOWER SYS CORP        COM              029912201     1643   107847 SH       SOLE                   107847
BP AMOCO P L C                 COM              055622104       23      401 SH       SOLE                      401
BP AMOCO P L C                 COM              055622104      190     3266 SH       DEFINED                  3266
BANK AMERICA CORP              COM              060505104      252     5718 SH       SOLE                     5718
BANK AMERICA CORP              COM              060505104       10      248 SH       DEFINED                   248
BOEING COMPANY                 COM              097023105      225     4300 SH       SOLE                     4300
CISCO SYSTEMS INC              COM              17275R102      215    11368 SH       SOLE                    11368
CISCO SYSTEMS INC              COM              17275R102       20     1060 SH       DEFINED                  1060
CITIGROUP INC   COMMON         COM              172967101      210     4688 SH       SOLE                     4688
CITIGROUP INC   COMMON         COM              172967101        4      105 SH       DEFINED                   105
DUKE REALTY CORPORATION        COM              264411505      199     5910 SH       SOLE                     5910
DUKE REALTY CORPORATION        COM              264411505        8      250 SH       DEFINED                   250
EXXON MOBIL CORP               COM              30231G102      394     8059 SH       SOLE                     8059
EXXON MOBIL CORP               COM              30231G102       53     1086 SH       DEFINED                  1086
GENERAL ELECTRIC CO    COMMON  COM              369604103      908    26744 SH       SOLE                    26744
GENERAL ELECTRIC CO    COMMON  COM              369604103       19      575 SH       DEFINED                   575
JOHNSON & JOHNSON      COMMON  COM              478160104      204     3590 SH       SOLE                     3590
JOHNSON & JOHNSON      COMMON  COM              478160104       52      924 SH       DEFINED                   924
MEDTRONIC INC      COMMON      COM              585055106      217     4130 SH       SOLE                     4130
MEDTRONIC INC      COMMON      COM              585055106        5      110 SH       DEFINED                   110
MICROSOFT CORP       COMMON    COM              594918104      284    10087 SH       SOLE                    10087
MICROSOFT CORP       COMMON    COM              594918104       47     1668 SH       DEFINED                  1668
S&P MID CAP 400 DEP RECPTS UIT COM              595635103      654     5937 SH       SOLE                     5937
S&P MID CAP 400 DEP RECPTS UIT COM              595635103       93      850 SH       DEFINED                   850
PEPSICO INC       COMMON       COM              713448108      192     3840 SH       SOLE                     3840
PEPSICO INC       COMMON       COM              713448108       53     1074 SH       DEFINED                  1074
PROCTER & GAMBLE CO     COMMON COM              742718109      290     5319 SH       SOLE                     5319
PROCTER & GAMBLE CO     COMMON COM              742718109       24      450 SH       DEFINED                   450
UNITED BANKSHARES INC    COMMO COM              909907107     1329    37233 SH       SOLE                    37233
WAL MART STORES INC     COMMON COM              931142103      220     4143 SH       SOLE                     4143
WAL MART STORES INC     COMMON COM              931142103       10      200 SH       DEFINED                   200